Segment Information (Tables)	3 Months Ended
Mar. 31, 2016
Schedule of Reconciliation of Profit Under US GAAP

A reconciliation from consolidated operating profit to income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP for the three months ended March 31, 2016 and 2015 is provided below.

	Three Months Ended March 31,
	2016	2015
	(in millions)
Operating profit	$232	$284
Adjustments/reclassifications to convert from operating profit to U.S. GAAP income before income taxes and equity in income of unconsolidated subsidiaries:
Restructuring expenses	(15)	(12)
Interest expenses of Industrial Activities, net of interest income and eliminations	(119)	(106)
Other, net *	(568)	(75)
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates under U.S. GAAP	$(470)	$91
(*)

The increase in “Other, net” was primarily attributable to an exceptional non-tax deductible charge of $502 million incurred related to the investigation by the European Commission regarding certain alleged anticompetitive practices and related matters. For more information on this charge, see “Note 14: Commitments and Contingencies.”

Summary of Operating Segment Information

The following summarizes revenues by reportable segment:

	Three Months Ended March 31,
	2016	2015
	(in millions)
Revenues:
Agricultural Equipment	$2,124	$2,577
Construction Equipment	536	602
Commercial Vehicles	2,045	2,037
Powertrain	882	901
Eliminations and other	(511)	(492)
Net sales of Industrial Activities	5,076	5,625
Financial Services	388	413
Eliminations and other	(92)	(78)
Total Revenues	$5,372	$5,960

Operating Segments [Member]
Schedule of Profit by Reportable Segment

The following summarizes operating profit by reportable segment:

	Three Months Ended March 31,
	2016	2015
Operating Profit:	(in millions)
Agricultural Equipment	$90	$204
Construction Equipment	14	—
Commercial Vehicles	38	1
Powertrain	53	36
Eliminations and other	(17)	(18)
Operating profit of Industrial Activities	$178	$223
Financial Services	130	129
Eliminations and other	(76)	(68)
Total Operating profit	$232	$284